Earnings Per Share - Reconciliation of The Difference Between Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation between basic and diluted earning per share [Abstract]
Net income attributable to Toyota Motor Corporation	¥ 3,848,098	¥ 4,765,086	¥ 4,944,933
Basic earnings per share attributable to Toyota Motor Corporation	3,848,098	4,765,086	4,944,933
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 3,848,098	¥ 4,765,086	¥ 4,944,933
Basic earnings per share attributable to Toyota Motor Corporation	13,033,274	13,252,456	13,512,848
Diluted earnings per share attributable to Toyota Motor Corporation	13,033,274	13,252,456	13,512,848
Basic earnings per share attributable to Toyota Motor Corporation	¥ 295.25	¥ 359.56	¥ 365.94
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 295.25	¥ 359.56	¥ 365.94